VARIABLE INTEREST ENTITIES ("VIEs") - PAYMENT OBLIGATIONS (Details) - Golar Eskimo - Eskimo SPV Agreement - Variable Interest Entity, Primary Beneficiary $ in Thousands	Jun. 30, 2018 USD ($)
Variable Interest Entity [Line Items]
Future minimum payments due, next twelve months	$ 13,471
Future minimum payments due in two years	26,655
Future minimum payments due in three years	25,670
Future minimum payments due in four years	24,433
Future minimum payments due in five years	23,205
Future minimum payments due thereafter	$ 59,725